EQUITY INCENTIVE PLAN	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity Incentive Plan
EQUITY INCENTIVE PLAN

NOTE 11 - EQUITY INCENTIVE PLAN

On August 26, 2021, the Company adopted a equity incentive plan providing for the issuance of shares of common stock, options or SARs with a rolling maximum number equal to 10% of the issued and outstanding Common Shares set at the beginning of each fiscal year. The Company may grant incentives to its directors, officers, employees and service providers. The options are exercisable for a maximum of up to ten years from the date of grant and may be subject to vesting provisions as set by the Plan Administrator.

During the quarter ended March 31, 2022, a total of 1,000,000 shares of common stock and 7,456,500 options at a weighted-average exercise price of $0.0518 per share were granted to employees exercisable for a period of five years with immediate vesting. The weighted-average fair value attributable to options granted in 2022 was $0.0208.

The fair value of the stock options recognized in the period has been estimated using the Black-Scholes option pricing model.

Assumptions used in the pricing model are as provided below.

Risk-free interest rate	1.55%
Exercise price	$0.0518
Expected life	5 years
Expected volatility	44.12%
Expected dividends	-

The Company recognized a equity incentive expense of $243,435 for the six months ended June 30, 2022.

As of June 30, 2022, there were 7,456,500 fully vested options outstanding with a weighted average exercise price of $0.0518 per share. There were no non-vested options outstanding.

A summary of the Company’s stock option plan and changes during the six months ended June 30, 2022 is as follows:

	Number of options	Weighted average exercise price
Balance - beginning of the year	-	$-
Granted	7,596,500	0.0518
Exercised	-	-
Cancelled	-	-
Balance - end of period	7,596,500	$0.0518

The aggregate intrinsic value of vested share options (the market value less the exercise price) at June 30, 2022 was zero.

Curative Biotechnology, Inc

Notes to Condensed Financial Statements

(Unaudited)